Debt	12 Months Ended
Dec. 31, 2020
Debt
Debt

Note 18. Debt

	December 31, 2020
	Total debt
	excluding debt	Total debt-
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	19,207	19,207
Interest rate related contracts	13,486	254,377	267,863
Equity related contracts	—	281	281
Contracts related to raw materials, credit risk etc	—	111	111
Total debt outstanding	13,486	273,976	287,462

of which denominated in:
Skr	16,547
USD	202,787
JPY	27,812
EUR	19,994
Other currencies	20,322
	287,462

	December 31, 2019
	Total debt
	excluding debt	Total debt-
Skr mn	securities issued	securities issued	Total
Exchange-rate related contracts	—	28,215	28,215
Interest rate related contracts	3,678	240,389	244,067
Equity related contracts	—	629	629
Contracts related to raw materials, credit risk etc	—	106	106
Total debt outstanding	3,678	269,339	273,017

of which denominated in:
Skr	2,737
USD	186,021
JPY	32,509
EUR	19,813
Other currencies	31,937
	273,017

SEK’s Borrowing programs

	Value outstanding[1]
Skr mn	December 31, 2020	December 31, 2019
Medium-term note program:
Unlimited Euro Medium-Term Note Programme	96,724	96,930
Unlimited SEC-registered U.S. Medium-Term Note Programme	160,945	151,750
Unlimited Swedish Medium-Term Note Programme	438	424
Unlimited MTN/STN AUD Debt Issuance Programme	4,544	4,598
Commercial paper program:
USD 3,000,000,000 U.S. Commercial Paper Programme	10,006	10,644
USD 4,000,000,000 Euro-Commercial Paper Programme	—	—
1	Amortized cost excluding fair value adjustments.

Liabilities in financing activities

			Non-cash items
Skr mn	January 1, 2020	Cash Flow	Exchange--rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2020
Senior debt	273,017	29,460	-17,004	1,989		—	287,462
Lease liability	44	-27		2	[1]	—	19
Derivatives - net	13,088	-8,651	11,819	1,576		—	17,832
Total liabilities in financing activities	286,149	20,782	-5,185	3,567		—	305,313
1	Refers to a changed estimate of the lease liability, see note 8.

				Non-cash items
Skr mn	January 1, 2019		Cash Flow	Exchange--rate difference	Unrealized changes in fair value		Accrued interest	December 31, 2019
Senior debt	257,847		-4,420	10,580	9,010		—	273,017
Lease liability	95	[1]	-39	—	-12	[2]	—	44
Derivatives - net	15,405		4,049	-2,629	-3,737		—	13,088
Total liabilities in financing activities	273,347		-410	7,951	5,261		—	286,149
1	Refers to the opening balance of the lease liability, see note 1.
2	Refers to a changed estimate of the lease liability, see note 8.